Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31,
	2022	2021
Term loan facilities, net of debt issuance costs (a)	$41,934	$53,516
Other bank financing (b)	512	544
Capital lease obligations (c)	1,416	1,655
Balance, end of year	43,862	55,715
Less: current portion	11,698	10,590
Long-term portion	$32,164	$45,125

(a)     On December 13, 2021, the credit facility and non-revolving term facility with Export Development Canada ("EDC") were refinanced into one $20,000 term loan. The refinanced term loan provides an extension of the maturity to September 15, 2026 and reduced the interest rate to U.S. Prime Rate plus 2.01% per annum with quarterly principal and interest payments. The Company incurred costs of $300 related to this amendment, which are being amortized over the remainder of the loan term from the debt modification date using the effective interest rate method.

As at December 31, 2022, the amount outstanding for this loan was $14,683, net of transaction costs (December 31, 2021 - $18,583). The loan is secured by share pledges over Westport Fuel Systems Canada Inc., Fuel Systems Solutions, Inc., Westport Luxembourg S.a.r.l and by certain of the Company's property, plant and equipment.

On October 9, 2018 and November 28, 2019, the Company entered into Euro denominated loan agreements with UniCredit S.p.A. ("UniCredit"). On April 29, 2021, the Company and UniCredit amended the terms of these Euro denominated loan agreements to combine the facilities into one $8,803 loan facility. This loan matures on March 31, 2027, bears interest at an annual rate of 1.65%, and interest is paid quarterly. As at December 31, 2022, the amount outstanding for this loan was $8,044 (December 31, 2021 - $8,470).

On May 20, 2020, the Company entered into a Euro denominated loan agreement with UniCredit. The effective interest rate of this loan is 1.82% with a maturity date of May 31, 2025. As at December 31, 2022, the amount outstanding for this loan was $2,699 (December 31, 2021 - $4,000). There is no security on the loan as it was made as part of the Italian government's COVID-19 Decreto Liquidità to help Italian companies to secure liquidity to continue operating while mitigating some of the impact of COVID-19.

On July 17, 2020, the Company entered into a Euro denominated loan agreement with UniCredit. The effective interest rate of this loan is 1.75% with a maturity date of July 31, 2026. As at December 31, 2022, the amount outstanding for this loan was $11,273 (December 31, 2021 - $15,335). There is no security on the loan as it was made as part of the Italian government’s COVID-19 Decreto Liquidità.

On August 11, 2020, the Company entered into a Euro denominated loan agreement with Deutsche Bank. The effective interest rate of this loan is 1.7% with a maturity date of August 31, 2026. As at December 31, 2022, the amount outstanding for this loan was $5,235 (December 31, 2021 - $7,128). There is no security on the loan as it was made as part of the Italian government’s COVID-19 Decreto Liquidità.
15. Long-term debt (continued):

(b)    Other bank financing consists of an unsecured bank financing arrangement with an interest rate of 0.55% and matures in 2027.

(c)     The Company has capital lease obligations that have terms of two to five years at interest rates ranging from 1.7% to 2.7%.

Throughout the term of certain of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As of December 31, 2022, the Company is in compliance with all covenants under the financing arrangements.

Schedule of Maturities of Long-term Debt
The principal repayment schedule of long-term debt is as follows as at December 31, 2022:

	Term loan facilities	Other bank financing	Capital lease obligations	Total
2023	$11,207	$—	$491	$11,698
2024	11,746	128	474	12,348
2025	11,169	128	270	11,567
2026	7,313	128	94	7,535
2027 and thereafter	499	128	87	714
	$41,934	$512	$1,416	$43,862
The estimated repayments including interest are as follows, for the years ending December 31:

2023	$1,162
2024	1,637
2025	2,270
2026	2,851
$7,920